Distribution Date:	08/12/26	JPMCC Commercial Mortgage Securities Trust 2019-COR4
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-COR4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	48128YAS0	2.952200%	14,326,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	48128YAT8	3.960800%	4,611,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	48128YAU5	3.762900%	110,000,000.00	109,999,999.39	0.05	344,932.50	0.00	0.00	344,932.55	109,999,999.34	31.46%	30.00%
A-4	48128YAV3	3.758300%	173,000,000.00	173,000,000.00	0.00	541,821.58	0.00	0.00	541,821.58	173,000,000.00	31.46%	30.00%
A-5	48128YAW1	4.029100%	211,494,000.00	211,494,000.00	0.00	710,108.73	0.00	0.00	710,108.73	211,494,000.00	31.46%	30.00%
A-SB	48128YAX9	3.938100%	28,430,000.00	12,086,496.96	552,387.94	39,664.86	0.00	0.00	592,052.80	11,534,109.02	31.46%	30.00%
A-S	48128YBA8	4.290000%	44,510,000.00	44,510,000.00	0.00	159,123.25	0.00	0.00	159,123.25	44,510,000.00	25.43%	24.25%
B	48128YBB6	4.440400%	37,737,000.00	37,737,000.00	0.00	139,639.48	0.00	0.00	139,639.48	37,737,000.00	20.32%	19.38%
C	48128YBC4	4.941500%	38,704,000.00	38,704,000.00	0.00	159,379.85	0.00	0.00	159,379.85	38,704,000.00	15.07%	14.38%
D	48128YAC5	3.000000%	25,158,000.00	25,158,000.00	0.00	62,895.00	0.00	0.00	62,895.00	25,158,000.00	11.66%	11.13%
E	48128YAE1	3.000000%	12,579,000.00	12,579,000.00	0.00	31,447.50	0.00	0.00	31,447.50	12,579,000.00	9.96%	9.50%
F-RR	48128YAG6	5.183594%	7,741,000.00	7,741,000.00	0.00	33,438.50	0.00	0.00	33,438.50	7,741,000.00	8.91%	8.50%
G-RR	48128YAJ0	5.183594%	21,287,000.00	21,287,000.00	0.00	91,952.63	0.00	0.00	91,952.63	21,287,000.00	6.03%	5.75%
H-RR	48128YAL5	5.183594%	9,677,000.00	9,677,000.00	0.00	41,801.36	0.00	0.00	41,801.36	9,677,000.00	4.72%	4.50%
NR-RR*	48128YAN1	5.183594%	34,833,963.00	34,833,963.00	0.00	120,040.67	0.00	0.00	120,040.67	34,833,963.00	0.00%	0.00%
R	48128YAQ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			774,087,963.00	738,807,459.35	552,387.99	2,476,245.91	0.00	0.00	3,028,633.90	738,255,071.36

X-A	48128YAY7	1.273562%	586,371,000.00	551,090,496.35	0.00	584,873.40	0.00	0.00	584,873.40	550,538,108.36
X-B	48128YAZ4	0.489474%	76,441,000.00	76,441,000.00	0.00	31,179.91	0.00	0.00	31,179.91	76,441,000.00
X-D	48128YAA9	2.183594%	37,737,000.00	37,737,000.00	0.00	68,668.56	0.00	0.00	68,668.56	37,737,000.00
Notional SubTotal			700,549,000.00	665,268,496.35	0.00	684,721.87	0.00	0.00	684,721.87	664,716,108.36

Deal Distribution Total					552,387.99	3,160,967.78	0.00	0.00	3,713,355.77

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	48128YAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	48128YAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	48128YAU5	999.99999445	0.00000045	3.13575000	0.00000000	0.00000000	0.00000000	0.00000000	3.13575045	999.99999400
A-4	48128YAV3	1,000.00000000	0.00000000	3.13191665	0.00000000	0.00000000	0.00000000	0.00000000	3.13191665	1,000.00000000
A-5	48128YAW1	1,000.00000000	0.00000000	3.35758334	0.00000000	0.00000000	0.00000000	0.00000000	3.35758334	1,000.00000000
A-SB	48128YAX9	425.13179599	19.42975519	1.39517622	0.00000000	0.00000000	0.00000000	0.00000000	20.82493141	405.70204080
A-S	48128YBA8	1,000.00000000	0.00000000	3.57500000	0.00000000	0.00000000	0.00000000	0.00000000	3.57500000	1,000.00000000
B	48128YBB6	1,000.00000000	0.00000000	3.70033336	0.00000000	0.00000000	0.00000000	0.00000000	3.70033336	1,000.00000000
C	48128YBC4	1,000.00000000	0.00000000	4.11791675	0.00000000	0.00000000	0.00000000	0.00000000	4.11791675	1,000.00000000
D	48128YAC5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	48128YAE1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F-RR	48128YAG6	1,000.00000000	0.00000000	4.31966154	0.00000000	0.00000000	0.00000000	0.00000000	4.31966154	1,000.00000000
G-RR	48128YAJ0	1,000.00000000	0.00000000	4.31966130	0.00000000	0.00000000	0.00000000	0.00000000	4.31966130	1,000.00000000
H-RR	48128YAL5	1,000.00000000	0.00000000	4.31966105	0.00000000	0.00000000	0.00000000	0.00000000	4.31966105	1,000.00000000
NR-RR	48128YAN1	1,000.00000000	0.00000000	3.44608134	0.87357990	13.58198750	0.00000000	0.00000000	3.44608134	1,000.00000000
R	48128YAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	48128YAY7	939.83245479	0.00000000	0.99744599	0.00000000	0.00000000	0.00000000	0.00000000	0.99744599	938.89040959
X-B	48128YAZ4	1,000.00000000	0.00000000	0.40789511	0.00000000	0.00000000	0.00000000	0.00000000	0.40789511	1,000.00000000
X-D	48128YAA9	1,000.00000000	0.00000000	1.81966134	0.00000000	0.00000000	0.00000000	0.00000000	1.81966134	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	344,932.50	0.00	344,932.50	0.00	0.00	0.00	344,932.50	0.00
A-4	07/01/26 - 07/30/26	30	0.00	541,821.58	0.00	541,821.58	0.00	0.00	0.00	541,821.58	0.00
A-5	07/01/26 - 07/30/26	30	0.00	710,108.73	0.00	710,108.73	0.00	0.00	0.00	710,108.73	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	39,664.86	0.00	39,664.86	0.00	0.00	0.00	39,664.86	0.00
X-A	07/01/26 - 07/30/26	30	0.00	584,873.40	0.00	584,873.40	0.00	0.00	0.00	584,873.40	0.00
X-B	07/01/26 - 07/30/26	30	0.00	31,179.91	0.00	31,179.91	0.00	0.00	0.00	31,179.91	0.00
X-D	07/01/26 - 07/30/26	30	0.00	68,668.56	0.00	68,668.56	0.00	0.00	0.00	68,668.56	0.00
A-S	07/01/26 - 07/30/26	30	0.00	159,123.25	0.00	159,123.25	0.00	0.00	0.00	159,123.25	0.00
B	07/01/26 - 07/30/26	30	0.00	139,639.48	0.00	139,639.48	0.00	0.00	0.00	139,639.48	0.00
C	07/01/26 - 07/30/26	30	0.00	159,379.85	0.00	159,379.85	0.00	0.00	0.00	159,379.85	0.00
D	07/01/26 - 07/30/26	30	0.00	62,895.00	0.00	62,895.00	0.00	0.00	0.00	62,895.00	0.00
E	07/01/26 - 07/30/26	30	0.00	31,447.50	0.00	31,447.50	0.00	0.00	0.00	31,447.50	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	33,438.50	0.00	33,438.50	0.00	0.00	0.00	33,438.50	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	91,952.63	0.00	91,952.63	0.00	0.00	0.00	91,952.63	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	41,801.36	0.00	41,801.36	0.00	0.00	0.00	41,801.36	0.00
NR-RR	07/01/26 - 07/30/26	30	440,780.18	150,470.92	0.00	150,470.92	30,430.25	0.00	0.00	120,040.67	473,114.45
Totals			440,780.18	3,191,398.03	0.00	3,191,398.03	30,430.25	0.00	0.00	3,160,967.78	473,114.45

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,713,355.77
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,204,362.19	Master Servicing Fee	4,940.23
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,789.38
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	318.10
ARD Interest	0.00	Operating Advisor Fee	1,661.98
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	254.48
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,204,362.19	Total Fees	12,964.16

Principal		Expenses/Reimbursements
Scheduled Principal	552,387.99	Reimbursement for Interest on Advances	142.57
Unscheduled Principal Collections		ASER Amount	14,519.08
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,768.61
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	552,387.99	Total Expenses/Reimbursements	30,430.26

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,160,967.78
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	552,387.99
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,713,355.77
Total Funds Collected	3,756,750.18	Total Funds Distributed	3,756,750.19

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	738,807,459.72	738,807,459.72	Beginning Certificate Balance	738,807,459.35
(-) Scheduled Principal Collections	552,387.99	552,387.99	(-) Principal Distributions	552,387.99
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	738,255,071.73	738,255,071.73	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	739,220,698.70	739,220,698.70	Ending Certificate Balance	738,255,071.36
Ending Actual Collateral Balance	738,680,106.08	738,680,106.08

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.37)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.37)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.18%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	63,785,935.55	8.64%	24	5.0187	NAP	Defeased	4	63,785,935.55	8.64%	24	5.0187	NAP
	9,999,999 or less	10	63,816,383.31	8.64%	28	5.0133	1.188541	1.49 or less	17	342,826,369.46	46.44%	22	4.9001	0.680616
10,000,000 to 19,999,999		17	251,778,487.66	34.10%	27	5.1016	1.358357	1.50 to 1.75	10	177,114,138.46	23.99%	26	5.0542	1.632807
20,000,000 to 24,999,999		3	65,970,907.64	8.94%	26	5.0949	1.776463	1.76 to 2.00	6	106,310,861.75	14.40%	27	5.3909	1.881401
25,000,000 to 49,999,999		3	108,000,000.00	14.63%	18	5.0737	0.708056	2.01 to 2.25	3	48,217,766.51	6.53%	27	5.1883	2.110099
	50,000,000 or greater	3	184,903,357.57	25.05%	23	4.9207	1.150686	2.26 or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	738,255,071.73	100.00%	24	5.0368	1.234050	Totals	40	738,255,071.73	100.00%	24	5.0368	1.234050
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	63,785,935.55	8.64%	24	5.0187	NAP
							Defeased	4	63,785,935.55	8.64%	24	5.0187	NAP
California	12	249,365,842.04	33.78%	28	4.9972	1.512823
							Industrial	6	46,649,884.81	6.32%	28	5.2797	1.879048
Colorado	1	2,243,114.31	0.30%	24	4.3920	1.620000
							Lodging	6	140,648,695.44	19.05%	14	4.8442	0.232396
Connecticut	1	48,000,000.00	6.50%	28	5.4515	1.800000
							Mixed Use	4	82,447,132.85	11.17%	26	5.2783	1.548606
Florida	3	14,185,310.20	1.92%	27	5.1094	1.927649
							Multi-Family	3	33,700,000.00	4.56%	26	5.2798	1.286825
Georgia	3	40,711,453.33	5.51%	29	5.1708	1.157705
							Office	19	181,166,557.53	24.54%	27	4.8685	1.486891
Illinois	4	13,764,366.22	1.86%	26	5.1310	0.130000
							Retail	14	189,856,865.55	25.72%	28	5.1386	1.388000
Indiana	1	18,567,398.83	2.52%	28	5.4860	1.930000
							Totals	56	738,255,071.73	100.00%	24	5.0368	1.234050
Kentucky	1	1,618,812.78	0.22%	23	4.7380	1.620000

Missouri	7	59,164,442.82	8.01%	27	4.9733	0.965799

New Mexico	1	11,217,766.51	1.52%	25	5.2180	2.040000

Ohio	2	11,673,981.27	1.58%	29	5.2662	1.347677

Pennsylvania	1	3,656,612.40	0.50%	23	4.7380	1.620000

South Carolina	2	3,385,223.20	0.46%	23	4.7380	1.620000

Tennessee	3	25,245,992.88	3.42%	21	5.1486	1.804032

Texas	4	18,488,154.32	2.50%	27	5.1033	1.769443

Washington	5	151,200,000.00	20.48%	14	4.8690	0.354815

Wisconsin	1	1,980,665.05	0.27%	23	4.7380	1.620000

Totals	56	738,255,071.73	100.00%	24	5.0368	1.234050

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	63,785,935.55	8.64%	24	5.0187	NAP	Defeased	4	63,785,935.55	8.64%	24	5.0187	NAP
	4.89200% or less	8	226,183,478.23	30.64%	19	4.7400	0.715539	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.89201% to 5.39200%	24	365,435,833.36	49.50%	27	5.1280	1.404168	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.39201 or greater	4	82,849,824.59	11.22%	27	5.4587	1.802148	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	738,255,071.73	100.00%	24	5.0368	1.234050	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	36	674,469,136.18	91.36%	24	5.0385	1.222123
								Totals	40	738,255,071.73	100.00%	24	5.0368	1.234050
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	63,785,935.55	8.64%	24	5.0187	NAP	Defeased	4	63,785,935.55	8.64%	24	5.0187	NAP
	84 months or less	36	674,469,136.18	91.36%	24	5.0385	1.222123	Interest Only	16	381,300,000.00	51.65%	22	5.0902	1.183577
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	20	293,169,136.18	39.71%	27	4.9714	1.272256
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	738,255,071.73	100.00%	24	5.0368	1.234050	Totals	40	738,255,071.73	100.00%	24	5.0368	1.234050
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	63,785,935.55	8.64%	24	5.0187	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	36	674,469,136.18	91.36%	24	5.0385	1.222123
	13 months to 23 months	0	0.00	0.00%	0	0.0000	0.000000
	24 months or more	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	738,255,071.73	100.00%	24	5.0368	1.234050
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A2	30313001	LO	Seattle	WA	Actual/360	4.810%	207,097.22	0.00	0.00	N/A	06/06/27	--	50,000,000.00	50,000,000.00	08/06/26
1A3	30313002	LO	Seattle	WA	Actual/360	4.810%	111,832.50	0.00	0.00	N/A	06/06/27	--	27,000,000.00	27,000,000.00	08/06/26
2	30501868	OF	San Mateo	CA	Actual/360	4.697%	275,104.59	113,738.54	0.00	N/A	12/06/28	--	68,017,096.11	67,903,357.57	08/06/26
3	30315549	RT	San Diego	CA	Actual/360	5.230%	301,741.94	0.00	0.00	N/A	12/01/28	--	67,000,000.00	67,000,000.00	08/01/26
4	30501848	MU	Westport	CT	Actual/360	5.452%	225,328.67	0.00	0.00	N/A	12/06/28	--	48,000,000.00	48,000,000.00	08/06/26
5A1A3	30315469	RT	Saint Louis	MO	Actual/360	4.997%	82,266.60	28,388.08	0.00	N/A	11/01/28	--	19,119,429.35	19,091,041.27	07/01/26
5A1A4	30315470	RT	Saint Louis	MO	Actual/360	4.997%	82,266.60	28,388.08	0.00	N/A	11/01/28	--	19,119,429.35	19,091,041.27	07/01/26
5A1A5	30315471	RT	Saint Louis	MO	Actual/360	4.997%	26,651.27	9,196.67	0.00	N/A	11/01/28	--	6,193,973.35	6,184,776.68	07/01/26
6	30312999	LO	Seattle	WA	Actual/360	4.740%	134,695.00	0.00	0.00	N/A	06/06/27	--	33,000,000.00	33,000,000.00	08/06/26
7	30299748	IN	Chippewa Falls	WI	Actual/360	4.697%	112,843.76	56,691.85	0.00	N/A	04/06/28	--	27,899,589.46	27,842,897.61	08/06/26
8	30501762	RT	Norcross	GA	Actual/360	5.213%	103,250.69	30,938.77	0.00	N/A	12/06/28	--	23,001,846.41	22,970,907.64	08/06/26
9	30299959	MU	Seattle	WA	Actual/360	4.990%	98,829.72	0.00	0.00	N/A	06/06/28	--	23,000,000.00	23,000,000.00	08/06/26
10	30315522	IN	Various	Various	Actual/360	5.080%	87,488.89	0.00	0.00	N/A	11/06/28	--	20,000,000.00	20,000,000.00	08/06/26
11	30501592	MF	Oxford	MS	Actual/360	5.290%	81,330.74	28,243.37	0.00	N/A	11/06/28	--	17,854,176.86	17,825,933.49	08/06/26
12	30501555	OF	San Bernardino	CA	Actual/360	4.775%	77,985.16	25,599.59	0.00	N/A	10/06/28	--	18,966,158.87	18,940,559.28	08/06/26
13	30501867	IN	Indianapolis	IN	Actual/360	5.486%	87,814.12	21,316.23	0.00	N/A	12/06/28	--	18,588,715.06	18,567,398.83	08/06/26
14	30315558	MF	Seattle	WA	Actual/360	5.200%	81,495.56	0.00	0.00	N/A	02/06/29	--	18,200,000.00	18,200,000.00	05/06/26
15	30501733	RT	Van Nuys	CA	Actual/360	5.111%	79,220.50	0.00	0.00	N/A	11/06/28	--	18,000,000.00	18,000,000.00	08/06/26
16	30501822	OF	San Jose	CA	Actual/360	5.296%	77,527.56	0.00	0.00	N/A	12/06/28	--	17,000,000.00	17,000,000.00	08/06/26
17	30501651	OF	San Bernardino	CA	Actual/360	4.938%	67,790.67	20,693.78	0.00	N/A	11/06/28	--	15,942,618.97	15,921,925.19	08/06/26
18	30315559	LO	Nashville	TN	Actual/360	4.940%	55,016.00	24,958.10	0.00	N/A	06/01/28	--	12,933,107.85	12,908,149.75	08/01/26
19	30501495	Various Chicago		IL	Actual/360	5.131%	60,904.34	20,006.81	0.00	N/A	10/06/28	--	13,784,373.03	13,764,366.22	08/06/26
20	30501635	OF	Newport Beach	CA	Actual/360	5.071%	58,950.38	0.00	0.00	N/A	11/06/28	--	13,500,000.00	13,500,000.00	08/06/26
21	30501149	Various Various		Various	Actual/360	4.738%	50,576.22	17,143.94	0.00	N/A	07/06/28	--	12,396,300.51	12,379,156.57	08/06/26
22	30315560	LO	Alpharetta	GA	Actual/360	5.060%	46,251.39	17,797.21	0.00	N/A	01/06/29	--	10,614,879.98	10,597,082.77	12/06/24
23	30501371	OF	Albuquerque	NM	Actual/360	5.218%	50,467.04	13,909.09	0.00	N/A	09/06/28	--	11,231,675.60	11,217,766.51	08/06/26
24	30501898	RT	Northridge	CA	Actual/360	5.100%	48,308.33	0.00	0.00	N/A	01/06/29	--	11,000,000.00	11,000,000.00	08/06/26
25	30315561	OF	Culver City	CA	Actual/360	5.305%	50,250.14	0.00	0.00	N/A	11/06/28	--	11,000,000.00	11,000,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	30501985	MH	Vallejo	CA	Actual/360	5.350%	46,306.10	13,723.37	0.00	N/A	01/06/29	--	10,051,369.42	10,037,646.05	08/06/26
27	30315562	MF	Nashville	TN	Actual/360	5.470%	49,928.94	0.00	0.00	N/A	03/06/28	--	10,600,000.00	10,600,000.00	08/06/26
28	30315563	IN	Troy	OH	Actual/360	5.300%	36,951.77	14,066.84	0.00	N/A	01/01/29	--	8,096,552.82	8,082,485.98	08/01/26
29	30502249	OF	Carlsbad	CA	Actual/360	4.700%	36,829.72	0.00	0.00	N/A	02/01/29	--	9,100,000.00	9,100,000.00	08/01/26
30	30501165	OF	Phoenix	AZ	Actual/360	5.117%	35,649.62	11,133.94	0.00	N/A	07/06/28	--	8,090,592.34	8,079,458.40	08/06/26
31	30502254	RT	Kansas City	MO	Actual/360	4.950%	32,903.09	11,333.10	0.00	N/A	02/01/29	--	7,719,199.85	7,707,866.75	08/01/26
32	30501283	OF	Various	Various	Actual/360	4.392%	29,771.93	11,601.93	0.00	N/A	08/06/28	--	7,872,006.74	7,860,404.81	08/06/26
33	30315564	LO	McDonough	GA	Actual/360	5.200%	32,043.13	12,572.13	0.00	N/A	02/01/29	--	7,156,035.05	7,143,462.92	08/01/26
34	30501780	RT	Portland	TX	Actual/360	5.409%	26,506.18	8,343.57	0.00	N/A	12/06/28	--	5,690,769.33	5,682,425.76	08/06/26
36	30501649	MF	Wilton Manors	FL	Actual/360	5.165%	21,793.43	0.00	0.00	N/A	10/06/28	--	4,900,000.00	4,900,000.00	08/06/26
37	30315566	RT	Zanesville	OH	Actual/360	5.190%	16,079.63	6,408.60	0.00	N/A	12/06/28	--	3,597,903.89	3,591,495.29	08/06/26
38	30315567	RT	Liberty	MO	Actual/360	5.307%	16,313.05	6,194.40	0.00	N/A	01/01/29	--	3,569,659.52	3,563,465.12	08/01/26
Totals							3,204,362.19	552,387.99	0.00				738,807,459.72	738,255,071.73
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2	10,126,497.92	627,330.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	10,126,497.92	627,330.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,740,927.61	1,727,535.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	10,563,577.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,849,385.96	4,879,154.32	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1A3	16,976,028.00	0.00	--	--	--	0.00	0.00	110,572.36	110,572.36	0.00	0.00
5A1A4	16,976,028.00	0.00	--	--	--	0.00	0.00	110,572.36	110,572.36	0.00	0.00
5A1A5	16,976,028.00	0.00	--	--	--	0.00	0.00	35,821.28	35,821.28	0.00	0.00
6	7,303,057.15	(387,376.92)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	2,608,395.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,074,902.22	511,626.26	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,260,945.82	1,594,670.25	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	2,380,950.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,360,383.47	2,693,768.86	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	911,376.31	847,686.86	01/01/26	06/30/26	05/06/26	1,998,231.36	26,426.61	80,604.93	214,268.39	7,311.02	0.00
15	1,346,827.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,097,274.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	813,404.67	246,229.52	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	8,888,219.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,000,701.35	55,757.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	947,896.89	263,083.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,281,711.67	1,322,648.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	(147,971.59)	0.00	--	--	08/06/25	3,269,493.22	193,227.63	49,647.67	1,086,833.39	35,814.74	0.00
23	1,779,173.58	1,709,894.06	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,149,164.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,154,365.80	1,195,643.86	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,149,113.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	795,897.00	198,974.25	12/01/25	02/28/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	333,168.04	85,732.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	43,653.11	132,930.23	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	836,593.09	807,679.74	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,145,467.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	585,262.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	421,059.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	458,164.31	441,669.07	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	423,088.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	142,737,218.44	19,581,969.66				5,267,724.58	219,654.24	387,218.60	1,558,067.78	43,125.76	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	0	0.00	1	18,200,000.00	1	10,597,082.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.036815%	5.016435%	24
07/10/26	0	0.00	0	0.00	2	28,814,879.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.036759%	5.016381%	25
06/12/26	0	0.00	1	18,200,000.00	1	10,634,088.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.036700%	5.016324%	26
05/12/26	3	44,570,038.41	0	0.00	1	10,651,724.84	0	0.00	0	0.00	1	5,708,189.09	0	0.00	0	0.00	5.036644%	5.016270%	27
04/10/26	1	18,200,000.00	0	0.00	1	10,670,778.32	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.036586%	5.016214%	28
03/12/26	0	0.00	0	0.00	1	10,688,255.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.036531%	5.016160%	29
02/12/26	0	0.00	1	18,200,000.00	1	10,710,154.00	0	0.00	0	0.00	1	16,055,671.89	0	0.00	0	0.00	5.036467%	5.016099%	30
01/12/26	0	0.00	2	23,100,000.00	1	10,727,460.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.036413%	5.016047%	31
12/12/25	1	4,900,000.00	1	18,200,000.00	1	10,744,692.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.036358%	5.015994%	32
11/13/25	0	0.00	1	18,200,000.00	1	10,763,355.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.036301%	5.015939%	33
10/10/25	0	0.00	0	0.00	1	10,780,431.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.036248%	5.015887%	34
09/12/25	0	0.00	1	18,200,000.00	1	10,798,944.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.036191%	5.015833%	35
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5A1A3	30315469	07/01/26	0	B	110,572.36	110,572.36	0.00	19,119,429.35	04/08/26	98
5A1A4	30315470	07/01/26	0	B	110,572.36	110,572.36	0.00	19,119,429.35	04/08/26	98
5A1A5	30315471	07/01/26	0	B	35,821.28	35,821.28	0.00	6,193,973.35	04/08/26	98
14	30315558	05/06/26	2	2	80,604.93	214,268.39	1,025,519.27	18,200,000.00	05/24/23	3	12/18/24
22	30315560	12/06/24	19	6	49,647.67	1,086,833.39	429,644.65	10,956,144.29	02/14/25	13
Totals					387,218.60	1,558,067.78	1,455,163.92	73,588,976.34
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		110,000,000	110,000,000	0		0
13 - 24 Months		102,670,067	102,670,067	0		0
25 - 36 Months		525,585,005	496,787,922	28,797,083		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	738,255,072	709,457,989	0	18,200,000	10,597,083	0
Jul-26	738,807,460	709,992,580	0	0	28,814,880	0
Jun-26	739,407,279	710,573,190	0	18,200,000	10,634,088	0
May-26	739,954,581	684,732,818	44,570,038	0	10,651,725	0
Apr-26	740,549,499	711,678,720	18,200,000	0	10,670,778	0
Mar-26	741,091,758	730,403,503	0	0	10,688,256	0
Feb-26	741,782,249	712,872,095	0	18,200,000	10,710,154	0
Jan-26	742,319,074	708,491,614	0	23,100,000	10,727,461	0
Dec-25	742,853,527	709,008,834	4,900,000	18,200,000	10,744,692	0
Nov-25	743,436,061	714,472,705	0	18,200,000	10,763,355	0
Oct-25	743,965,579	733,185,148	0	0	10,780,431	0
Sep-25	744,543,359	715,544,414	0	18,200,000	10,798,944	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5A1A3	30315469	19,091,041.27	19,119,429.35	465,600,000.00	09/24/18	16,299,561.33	1.03000	09/30/25	11/01/28	269
5A1A4	30315470	19,091,041.27	19,119,429.35	465,600,000.00	09/24/18	16,299,561.33	1.03000	09/30/25	11/01/28	269
5A1A5	30315471	6,184,776.68	6,193,973.35	465,600,000.00	09/24/18	16,299,561.33	1.03000	09/30/25	11/01/28	269
14	30315558	18,200,000.00	18,200,000.00	19,050,000.00	02/27/26	809,186.86	0.84000	06/30/26	02/06/29	I/O
22	30315560	10,597,082.77	10,956,144.29	8,600,000.00	04/21/25	(170,476.85)	(0.22000)	12/31/25	01/06/29	269
Totals		73,163,941.99	73,588,976.34	1,424,450,000.00		49,537,394.00

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5A1A3	30315469	RT	MO	04/08/26	98

8/6/2026 - The loan transferred 04/08/26 due to Imminent Monetary Default after Borrower failed to remit funds sufficient for the full April 2026 cash management waterfall to be completed. The loan sponsor communicated that it is unwilling to contribute a dditional capital to the collateral property without a significant restructuring of the debt. The Special Servicer is in discussions with sponsor about a potential resolution and is evaluating the appropriate resolution strategy.

5A1A4	30315470	RT	MO	04/08/26	98

8/6/2026 - The loan transferred 04/08/26 due to Imminent Monetary Default after Borrower failed to remit funds sufficient for the full April 2026 cash management waterfall to be completed. The loan sponsor communicated that it is unwilling to contribute additional capital to the collateral property without a significant restructuring of the debt. The Special Servicer is in discussions with sponsor about a potential resolution and is evaluating the appropriate resolution strategy.

5A1A5	30315471	RT	MO	04/08/26	98

8/6/2026 - The loan transferred 04/08/26 due to Imminent Monetary Default after Borrower failed to remit funds sufficient for the full April 2026 cash management waterfall to be completed. The loan sponsor communicated that it is unwilling to contribute a dditional capital to the collateral property without a significant restructuring of the debt. The Special Servicer is in discussions with sponsor about a potential resolution and is evaluating the appropriate resolution strategy.

14	30315558	MF	WA	05/24/23	3
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

22	30315560	LO	GA	02/14/25	13

07/07/2026: $10.9MM loan secured by Hampton Inn located in Alpharetta, Georgia. Hotel is 103-keys within 121,750sf single building built in 1998, renovated in 2014. Loan transferred due to imminent monetary default on 02/26/2025. Borrower executed documents consenting to the appointment of receiver. Judge signed documents appointing receiver in late August 2025. Working with Receiver to prepare for marketing and to make final broker selection.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A2	30313001	50,000,000.00	4.81000%	50,000,000.00	4.81000%	8	07/29/20	07/06/20	08/05/20
1A3	30313002	27,000,000.00	4.81000%	27,000,000.00	4.81000%	8	07/29/20	07/06/20	08/05/20
6	30312999	33,000,000.00	4.74000%	33,000,000.00	4.74000%	8	04/29/20	05/06/20	05/14/20
6	30312999	33,000,000.00	4.74000%	33,000,000.00	4.74000%	8	07/29/20	07/06/20	08/05/20
6	30312999	33,000,000.00	4.74000%	33,000,000.00	4.74000%	8	05/06/21	04/01/21	05/06/21
17	30501651	0.00	4.93800%	0.00	4.93800%	8	12/23/25	12/23/25	01/20/26
34	30501780	0.00	5.40900%	0.00	5.40900%	8	04/27/26	04/02/26	05/04/26
Totals		110,000,000.00		110,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
35	30315565 08/11/23	4,653,619.48	9,735,000.00	0.00	0.00	0.00	0.00	0.00	0.00	158.75	(158.75)	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,653,619.48	9,735,000.00	0.00	0.00	0.00	0.00	0.00	0.00	158.75	(158.75)

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
35	30315565	08/25/23	0.00	0.00	0.00	0.00	(158.75)	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	(158.75)	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5A1A3	0.00	0.00	4,115.99	0.00	0.00	0.00	0.00	0.00	81.84	0.00	0.00	0.00
5A1A4	0.00	0.00	4,115.99	0.00	0.00	0.00	0.00	0.00	81.84	0.00	0.00	0.00
5A1A5	0.00	0.00	1,333.42	0.00	0.00	0.00	0.00	0.00	26.51	0.00	0.00	0.00
14	0.00	0.00	3,918.06	0.00	0.00	287.25	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	2,285.15	0.00	0.00	14,231.83	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(47.62)	0.00	0.00	0.00
Total	0.00	0.00	15,768.61	0.00	0.00	14,519.08	0.00	0.00	142.57	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		30,430.26

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Supplemental Notes
None

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